SHARE-BASED COMPENSATION - Stock Options Activity, Predecessor (Details) (Predecessor [Member], USD $)	9 Months Ended		12 Months Ended
	Sep. 07, 2012		Dec. 30, 2011	Dec. 31, 2010
Share-based Compensation [Abstract]
Proceeds from stock options exercised	$ 2,188,000		$ 656,000	$ 10,764,000
Stock Options [Member]
Shares
Outstanding, beginning balance (in shares)	3,170,673
Granted	241,489
Exercised	156,297		43,962	673,817
Forfeited	1,559
Vested shares expired	13,232
Outstanding, ending balance (in shares)	3,241,074		3,170,673
Vested or expected to vest at end of period	3,193,593
Exercisable at period end	2,521,234
Weighted- Average Exercise Price
Outstanding, beginning balance, weighted average exercise price (in dollars per share)	$ 18.00
Granted	$ 20.27
Exercised	$ 14.00
Forfeited	$ 20.13
Vested shares expired	$ 20.21
Outstanding, ending balance, weighted average exercise price (in dollars per share)	$ 18.36		$ 18.00
Vested or expected to vest at end of period	$ 18.27
Exercisable at period end	$ 18.27
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding, weighted average remaining contractual term (in years)	2 years 6 months 4 days
Vested or expected to vest at period end	2 years 6 months 4 days
Exercisable at period end	2 years 6 months 4 days
Outstanding	23,957,000	[1]
Vested or expected to vest at end of period	23,690,000	[1]
Exercisable at period end	19,022,000	[1]
Share-based Compensation [Abstract]
Exercises in period, intrinsic value	1,400,000		300,000	2,600,000
Proceeds from stock options exercised	$ 2,200,000		$ 700,000	$ 10,800,000

[1]	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.